ACCRUED EXPENSES AND OTHER PAYABLES (Tables)	6 Months Ended
Jun. 30, 2012
SCHEDULE OF ACCRUED LIABILITIES [Table Text Block]
	June 30, 2012	December 31, 2011
	(Unaudited)
Accrued liabilities:
— payroll payable	$299,233	$263,856
— payable for equipment purchased	75,359	144,660
— others	177,963	109,779
Total of accrued expenses	$552,555	$518,295